Additional information on the consolidated statements of cash flows - Disclosure of detailed information about cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Additional information on the consolidated statements of cash flows [Abstract]
Interests received measured using the effective rate method	$ 1,673	$ 2,583
Interests paid on long-term debt	17,308	15,680
Dividends received	0	150
Income taxes paid	1,358	797
Decrease (increase) in amounts receivable	(4,678)	4,929
Decrease (increase) in other current assets	(1,311)	(1,449)
Increase (decrease) in accounts payable and accrued liabilities	7,723	(8,260)
Changes in non-cash working capital items	1,734	(4,780)
Tax credits receivable related to exploration and evaluation assets - beginning of period	936	281
Tax credits receivable related to exploration and evaluation assets - end of period	$ 5,546	$ 936